SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) segment	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Significant accounting policies
Accumulated deficit	¥ (11,016,323)		¥ (8,369,868)		$ (1,551,617)
Recorded credit loss	368,505	$ 51,903	35,409	¥ 18,399
Internal use software development costs, Amount capitalized	¥ 16,195		15,322	11,422
Percentage of interest in limited partnerships applies the equity method of accounting	3.00%	3.00%
Impairment losses pursuant to the goodwill tests	¥ 1,364,191	$ 192,142	0
Impairment of long-lived assets	506,686	$ 71,365		109,267
Deferred revenue	95,477		95,078		13,448
Advertising expense	¥ 9,826		6,829	7,272
Share Repurchase Plan, share value				1,704,890
Number of reportable segments | segment	1	1
Retained Earnings (Accumulated Deficit)	¥ (11,016,323)		(8,369,868)		$ (1,551,617)
Net current liability position	1,600,000
Escrow deposit	2,117,730
Depreciation expense	1,663,932		1,462,550	1,164,725
Long-lived assets impairment	506,686	$ 71,365	0	¥ 109,267
Contract with customer liability revenue recognized	78,683		¥ 39,374
Change in useful lives
Significant accounting policies
Depreciation expense	(409,000)
2026 Convertible promissory notes
Significant accounting policies
Accumulated deficit	11,000,000
Retained Earnings (Accumulated Deficit)	¥ 11,000,000
Maximum
Significant accounting policies
Official exchange rate of foreign currency remeasured (RMB per one U.S. dollar)	7.0999				7.0999
Maximum | Change in useful lives
Significant accounting policies
Property and equipment, estimated useful life (in years)	15 years				15 years
Maximum | Data center Property And Equipment
Significant accounting policies
Property and equipment, estimated useful life (in years)	10 years				10 years
Minimum | Change in useful lives
Significant accounting policies
Property and equipment, estimated useful life (in years)	3 years				3 years
Minimum | Data center Property And Equipment
Significant accounting policies
Property and equipment, estimated useful life (in years)	2 years				2 years